3. PATENTS (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents
	March 31, 2017	March 31, 2016
Patents	$211,645	$211,645
Accumulated amortization	(126,649)	(117,484)
	$84,996	$94,161